ACCOUNTS RECEIVABLE, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts receivable and allowance for doubtful accounts
Accounts receivable				$ 42,591	¥ 292,842,000	¥ 242,344,000
Less: allowance for doubtful accounts	$ (11,824)	¥ (81,301,000)	¥ (63,921,000)	(11,979)	(82,366,000)	(81,301,000)
Accounts receivable, net				$ 30,612	210,476,000	¥ 161,043,000
Analysis of the allowance for doubtful accounts
Balance, beginning of year	11,824	81,301,000	63,921,000
Additions for the current year	977	6,719,000	18,432,000
Deductions for the current year - Recovery	(822)	(5,654,000)	(1,052,000)
Balance, end of year	$ 11,979	¥ 82,366,000	¥ 81,301,000
Accounts receivable, pledged as collateral					¥ 12,989,000